Trade receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade receivables
Trade receivables	¥ 891,174	¥ 838,690
Cost
Trade receivables
Trade receivables	934,152	881,147
Impairment loss allowance
Trade receivables
Trade receivables	¥ (42,978)	¥ (42,457)